Interest and Finance Costs	12 Months Ended
Dec. 31, 2023
Interest and Finance Costs [Abstract]
Interest and Finance Costs
12.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	December 31, 2023	From January 20, 2022 through December 31, 2022
Interest on long-term debt and other financial liabilities	5,184	2,045
Amortization of debt finance costs and debt discounts	781	352
Interest on finance lease liability	1,158	-
Other	60	55
Total	7,183	2,452